Commitments and Contingencies - Summary of Future Minimum Rental Payments Under Operating Leases and Capital Lease (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases
2021	$ 5,666
2022	3,620
2023	2,010
2024	1,725
2025	519
Thereafter	476
Total minimum lease payments	14,016
Capital Leases
2021	1,777
2022	916
2023	106
2024	0
2025	0
Thereafter	0
Total minimum lease payments	2,799
Less: Imputed interest	(132)
Present value of minimum lease payments under capital leases	2,667
Less: Current portion of capital lease liability	(1,679)
Total long-term capital lease liability	$ 988